Long-term Debt - Pre-Existing Loan Facilities (Details)	7 Months Ended		10 Months Ended	12 Months Ended
	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
8.30% 2022 Notes
Debt Instrument [Line Items]
Interest rate				8.30%
Maturity date				Nov. 15, 2022
Frequency of payments				quarterly in arrears on the 15th day of February, May, August and November
Redemption price percentage				100.00%
Date of first required payment				Feb. 15, 2018
Issuance date				Nov. 09, 2017
Face amount				$ 50,000,000
Redemption description				The Company may redeem the 2022 Notes at its option, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest.
Unamortized debt issuance costs				$ 1,590,000	$ 2,000,000
8.00% 2019 Notes
Debt Instrument [Line Items]
Interest rate				8.00%
Repurchased face amount					$ 50,000,000
HSH Nordbank AG $35,000 Facility
Debt Instrument [Line Items]
Initiation date				Feb. 06, 2014
Maximum borrowing capacity				$ 35,000,000
Expiration date				Feb. 28, 2021
Number of installments				28
Frequency of payments				quarterly
Vessels provided as collateral				The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the Star Challenger and Star Fighter vessels.
Number of vessels financed				2
HSH Nordbank AG $35,000 Facility | Tranche A
Debt Instrument [Line Items]
Date of first required payment				May 31, 2014
Repayment installment				$ 312,500
Balloon installment				$ 8,750,000
HSH Nordbank AG $35,000 Facility | Tranche B
Debt Instrument [Line Items]
Date of first required payment				May 31, 2014
Repayment installment				$ 291,700
Balloon installment				$ 9,332,400
NIBC $32,000 Facility
Debt Instrument [Line Items]
Initiation date				Nov. 07, 2014
Maximum borrowing capacity				$ 32,000,000
Expiration date				Nov. 30, 2020
Vessels provided as collateral				The NIBC $32,000 facility is secured by a first priority cross collateralized mortgage over Star Aquarius and Star Pisces.
Number of loan tranches				2
Number of vessels financed				2
NIBC $32,000 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down		$ 15,237,000
Maximum borrowing capacity				$ 16,000,000
Frequency of payments				quarterly
Repayment installment				$ 255,000
Balloon installment				9,633,000
NIBC $32,000 Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down	$ 15,237,000
Maximum borrowing capacity				$ 16,000,000
Frequency of payments				quarterly
Repayment installment				$ 255,000
Balloon installment				$ 9,888,000
DVB $24,750 Facility
Debt Instrument [Line Items]
Initiation date				Oct. 30, 2014
Amount drawn down			$ 24,750,000
Expiration date				Oct. 31, 2020
Number of installments				24
Frequency of payments				quarterly
Balloon installment				$ 12,150,000
Vessels provided as collateral				The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC, which is the owner of the vessel Star Martha.
Number of vessels financed				1
DVB $24,750 Facility | Christine Shipco LLC
Debt Instrument [Line Items]
Percentage of equity interest acquired			100.00%
DVB $24,750 Facility | First Four Installments
Debt Instrument [Line Items]
Repayment installment				$ 900,000
DVB $24,750 Facility | Last Twenty Installments
Debt Instrument [Line Items]
Repayment installment				$ 450,000
Sinosure Facility
Debt Instrument [Line Items]
Initiation date				Feb. 11, 2015
Maximum borrowing capacity				$ 98,165,000
Repayment period				12 years
Number of installments				48
Frequency of payments				quarterly
Vessels provided as collateral				The Sinosure Facility is secured by a first priority cross collateralized mortgage over the vessels Honey Badger, Wolverine, Star Antares, Star Lutas, Kennadi and Mackenzie.
Number of loan tranches				6
Number of vessels financed				6